Prior year information comparable to transition period (unaudited) (Details 1) In Thousands, except Share data, unless otherwise specified	6 Months Ended	12 Months Ended				6 Months Ended
	Jun. 30, 2011 CNY	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CNY	Jun. 30, 2012 CNY	Dec. 31, 2010 CNY	Jun. 30, 2010 Prior Year Information Comparable To Transition Period [Member] CNY
Revenue	1,026,168 [1]	$ 960,661	5,895,962	6,918,807	29,022	21,506
Cost of revenue	(779,114)	(715,552)	(4,391,630)	(5,383,062)	(17,345)	(12,670)
Gross profit	247,054	245,109	1,504,332	1,535,745	11,677	8,836
Operating expenses:
Selling, general and administrative expenses	(271,112)	(222,387)	(1,364,878)	(1,361,201)	(98,671)	49,192
Research and development expenses	(7,033)	(4,795)	(29,426)	(32,037)	(114)	20
Total operating expenses	(278,145)	(429,293)	(2,634,744)	(1,393,238)	(98,785)	49,212
Operating income (loss)	(31,091)	(184,184)	(1,130,412)	142,507	(87,108)	(40,376)
Other income(expense)
Interest income	14,123	2,261	13,875	57,494	22,448	6,483
Interest expense	(22,316)	(14,738)	(90,454)	(118,548)	(2,266)	(1,667)
Exchange loss	(12,834)	4,338	26,624	9,153	(2,843)	(4,893)
Unrealized loss in investment	55,542	0	0	0	1,946	(65,086)
Other income, net	2,251	2,730	16,754	29,057	20,634	1,784
Loss before income tax	12,745	(197,253)	(1,210,620)	82,296	(50,753)	(103,755)
Income tax	1,096	(4,638)	(28,467)	(13,630)	(7,104)	(128)
Loss from continuing operations	13,841	(201,891)	(1,239,087)	68,666	(57,857)	(103,883)
Loss from discontinued operations	(2,852)	0	0	0	(1,314)	(1,314)
Net loss	10,989	$ (201,891)	(1,239,087)	68,666	(59,171)	(105,197)
Loss per ordinary share:
Loss per share from continuing operations - basic and diluted	0.18	$ (1.25)	(7.67)	(0.14)	(0.49)	(0.83)
Loss per share from discontinued operations - basic and diluted	(0.01)	$ 0	0	0	(0.01)	(0.01)
Net Loss per share - basic and diluted	0.17	$ (1.25)	(7.67)	(0.14)	(0.50)	(0.84)
Weighted average number of ordinary shares outstanding:
Basic and diluted	110,766,600	110,766,600	110,766,600	110,766,600	118,377,357	125,160,000

[1]	Revenue from countries other than China represents only two months results as a result of PGW acquisition.